Supplemental Disclosure of Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2025
Supplemental Cash Flow Elements [Abstract]
Schedule of Supplemental Disclosure of Cash Flow Information
A reconciliation of the income taxes paid (net of refunds received) for the year ended is as follows:

December 31, 2025
(in thousands)
Ireland	$95,757
Foreign
US	17,000
Other	53,030
Total income tax paid (net of refunds received)	$165,787

	Year ended December 31,
	2025	2024	2023
	(in thousands)
Cash paid for interest	$192,712	$196,622	$317,975
Cash paid for income taxes (net of refunds)	$165,787	$140,718	$163,778